Share - Based Payment - Model Inputs for STI Performance Rights Granted (Detail) - Short Term Incentives Performance Rights [member] - $ / shares									12 Months Ended
	Jan. 02, 2020	Nov. 01, 2019	Oct. 03, 2019	Sep. 28, 2018	Nov. 29, 2017	Nov. 28, 2017	Nov. 17, 2017	Aug. 02, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of other equity instruments [line items]
Grant date									November 1, 2019	November 16, 2018	November 17, 2017
Share price at grant date	$ 0.26	$ 0.280	$ 0.260	$ 0.047	$ 0.023	$ 0.023	$ 0.024	$ 0.020	$ 0.280	$ 0.039	$ 0.024
Expected price volatility of the Company's shares	59.00%	63.00%	61.00%	78.00%	74.00%	74.00%	73.00%	49.00%	63.00%	76.00%	73.00%
Expected dividend yield
Risk-free interest rate	0.88%	0.78%	0.61%	2.02%	1.73%	1.88%	1.79%	1.75%	0.78%	1.96%	1.79%